Condensed Consolidated Statements of Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 281	$ 498